Property And Equipment (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2013	Sep. 30, 2012
Property, Plant and Equipment [Line Items]
Cost	$ 559,846,000	$ 502,301,000
Accumulated Depreciation	(298,075,000)	(255,872,000)
Net	261,771,000	246,429,000		257,787,000	258,214,000
Depreciation expenses	65,900,000	47,900,000	39,100,000
Land [Member]
Property, Plant and Equipment [Line Items]
Cost	5,335,000	5,335,000
Accumulated Depreciation	0	0
Net	5,335,000	5,335,000
Buildings And Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	230,665,000	210,337,000
Accumulated Depreciation	(124,690,000)	(111,946,000)
Net	105,975,000	98,391,000
Furniture Fixtures And Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	155,118,000	135,487,000
Accumulated Depreciation	(100,139,000)	(88,422,000)
Net	54,979,000	47,065,000
Computer Software Intangible Asset [Member]
Property, Plant and Equipment [Line Items]
Cost	168,728,000	151,142,000
Accumulated Depreciation	(73,246,000)	(55,504,000)
Net	$ 95,482,000	$ 95,638,000